Share-Based Compensation - Summary of Dean Foods Stock Option Activity (Detail) (Dean Foods' Investment [Member], USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Dean Foods' Investment [Member]
Number of options
Options outstanding, beginning balance	6,845,250		2,505,556
Granted			295,951
Forfeited and canceled	(227,361)	[1]	(504,464)	[2]
Exercised	(89,916)		(35,837)
Transferred	907,853	[3]	4,584,044	[3]
Options outstanding, ending balance	7,435,826		6,845,250		2,505,556
Vested and expected to vest			6,781,587
Options exercisable, ending balance	6,189,585		4,637,867		1,932,462
Weighted average exercise price
Options Outstanding, beginning balance	$ 18.45		$ 21.06
Granted			$ 12.07
Forfeited and canceled	$ 18.09	[1]	$ 20.29	[2]
Exercised	$ 12.26		$ 13.04
Transferred	$ 21.49	[3]	$ 17.62	[3]
Options Outstanding, ending balance	$ 18.91		$ 18.45		$ 21.06
Options vested and expected to vest, ending balance			$ 18.52
Options exercisable, ending balance	$ 20.38		$ 21.68		$ 23.16
Weighted average contractual life
Options outstanding	5 years 3 months 4 days		5 years 10 months 24 days
Options vested and expected to vest			5 years 10 months 13 days
Options exercisable	4 years 7 months 2 days		4 years 6 months 26 days		5 years 18 days
Aggregate intrinsic value
Options outstanding, ending balance	$ 18,087,012		$ 13,780,786
Options vested and expected to vest, ending balance			13,469,086
Options exercisable, ending balance	$ 9,956,681		$ 3,133,148		$ 53,019

[1]	Pursuant to the terms of Dean Foods stock option plans, options that are cancelled or forfeited may be available for future grants.
[2]	Pursuant to the terms of Dean Foods' stock option plans, options that are cancelled or forfeited may be available for future grants.
[3]	Transferred options are attributable to employees that transferred to or from other Dean Foods' divisions.